SEI DAILY INCOME TRUST

Treasury II Fund (Closed to new investors)

Supplement Dated February 5, 2010
to the Class A Shares Prospectus dated May 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with the Prospectus.

Change in Determination of NAV for the Treasury II Fund

At a meeting held on January 27, 2010, the Board of Trustees of SEI Daily Income Trust approved a change of the time that the Treasury II Fund calculates its NAV from 2:30 p.m. Eastern Time to 2:00 p.m. Eastern Time. This change will become effective on February 22, 2010.

Accordingly, the seventh paragraph under the sub-section entitled "How to Purchase Fund Shares" on page 24 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Unless otherwise indicated, each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund and the Treasury II Fund each calculates its NAV as of 2:00 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

There are no other changes to the Treasury II Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-628 (02/10)

SEI DAILY INCOME TRUST

Treasury II Fund (Closed to new investors)

Supplement Dated February 5, 2010
to the Class B Shares Prospectus dated May 31, 2009

This Supplement provides new and additional information beyond that contained in the Class B Shares Prospectus and should be read in conjunction with the Prospectus.

Change in Determination of NAV for the Treasury II Fund

At a meeting held on January 27, 2010, the Board of Trustees of SEI Daily Income Trust approved a change of the time that the Treasury II Fund calculates its NAV from 2:30 p.m. Eastern Time to 2:00 p.m. Eastern Time. This change will become effective on February 22, 2010.

Accordingly, the seventh paragraph under the sub-section entitled "How to Purchase Fund Shares" on page 24 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Unless otherwise indicated, each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund and the Treasury II Fund each calculates its NAV as of 2:00 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

There are no other changes to the Treasury II Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-629 (02/10)

SEI DAILY INCOME TRUST

Treasury II Fund (Closed to new investors)

Supplement Dated February 5, 2010
to the Class C Shares Prospectus dated May 31, 2009

This Supplement provides new and additional information beyond that contained in the Class C Shares Prospectus and should be read in conjunction with the Prospectus.

Change in Determination of NAV for the Treasury II Fund

At a meeting held on January 27, 2010, the Board of Trustees of SEI Daily Income Trust approved a change of the time the Treasury II Fund calculates its NAV from 2:30 p.m. Eastern Time to 2:00 p.m. Eastern Time. This change will become effective on February 22, 2010.

Accordingly, the seventh paragraph under the sub-section entitled "How to Purchase Fund Shares" on page 24 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Unless otherwise indicated, each Fund calculates its NAV once each Business Day as follows, or as of the close of the Business Day, whichever time is earlier: the Money Market Fund and the Government Fund each calculates its NAV as of 4:30 p.m. Eastern Time; the Government II Fund and the Treasury II Fund each calculates its NAV as of 2:00 p.m. Eastern Time; and the Prime Obligation Fund and the Treasury Fund each calculates its NAV as of 5:00 p.m. Eastern Time. For you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your purchase order in proper form and federal funds (readily available funds) before each Fund calculates its NAV.

There are no other changes to the Treasury II Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-630 (02/10)